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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549

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                                   FORM N-PX

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         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANY

                 INVESTMENT COMPANY ACT FILE NUMBER 811-22250

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                                PIMCO ETF TRUST
              (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

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               840 NEWPORT CENTER DRIVE, NEWPORT BEACH, CA 92660
              (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                                BRENT R. HARRIS
                   PACIFIC INVESTMENT MANAGEMENT COMPANY LLC
                           840 NEWPORT CENTER DRIVE
                            NEWPORT BEACH, CA 92660
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                  COPIES TO:
                                  BRENDAN FOX
                                  DECHERT LLP
                              1775 I STREET, N.W.
                            WASHINGTON, D.C. 20006

   REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (888) 400-4ETF (888)
                                   400-4383

                       DATE OF FISCAL YEAR END: JUNE 30

            DATE OF REPORTING PERIOD: JULY 1, 2011 - JUNE 30, 2012

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ITEM 1. PROXY VOTING RECORD

There were no matters relating to a portfolio security that were considered at any shareholder meeting held during the period ending June 30, 2012 with respect to which the registrant was entitled to vote.

                                  SIGNATURES

   Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO ETF Trust

By:  /s/ Brent R. Harris
     Brent R. Harris,
     President and Chairman of
     the Board, Principal
     Executive Officer

Date: August 16, 2012